Description of Business (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Liquidity

Liquidity — The Company disclosed a going-concern uncertainty in its consolidated financial statements for the year ended December 31, 2013. Management believes that, with the completion of its equity capital raise on April 16, 2014, the Company has adequate capital to fund operations for at least one year from the date of issuance of these financial statements. As described in Note 10, the Company closed a private equity placement in connection with the RTO. The private placement provided gross proceeds of CDN$24,500 (USD$22,273) which were received on April 16, 2014. The Company believes that the receipt of the private placement proceeds has mitigated the previously reported going concern uncertainty. As a result the Company issued updated audited financial statements for the year ended December 31, 2013, and the Company’s former independent registered public accounting firm reissued its 2013 audit opinion to remove the going concern uncertainty. A complete description of the reissuance is included in Exhibit 99.1 to the Company’s Current Report on Form 8-K (File No. 000-55184), filed on September 3, 2014.

Liquidity

The Company’s initially issued financial statements disclosed a going concern uncertainty and management’s plans to address that uncertainty. Subsequent to the issuance of those financial statements, such going concern uncertainty was mitigated as follows:

Reverse Takeover Transaction and Private Placement — On April 16, 2014, a reverse takeover transaction (the “Merger”) contemplated by a Merger Agreement and Plan of Reorganization, dated as of March 31, 2014, by and among Mira III Acquisition Corp. (“Mira III”), WPHI, Mira Subco Inc., and Mira Subco LLC was consummated.

Upon the filing of Certificates of Merger with the Secretary of State of the State of Delaware on April 16, 2014, (i) Mira Subco Inc., a wholly-owned subsidiary of Mira III, merged with and into WPHI, with WPHI as the surviving corporation, and (ii) WPHI merged with and into Mira Subco LLC, a wholly-owned subsidiary of Mira III, with Mira Subco LLC as the surviving entity, as part of an integrated transaction. In connection with the Merger, all of the equity securities of WPHI were exchanged for common shares and restricted voting shares of Mira III. Following the completion of the transaction, Mira III changed its name to Northern Power Systems Corp. (“NPS”). NPS Corp. and its subsidiaries or WPHI and its subsidiaries as applicable are referred to herein as the “Company.” Also in connection with the Merger, the Company completed a private placement of 6,125,000 subscription receipts on March 17, 2014 for aggregate gross proceeds of CDN$24,500 (USD$22,273) at a price of CDN$4.00 per Subscription Receipt, which was received by NPS Corp. out of escrow on April 16, 2014. Finally, WPHI’s Senior Secured Convertible Notes were converted into Mira III common shares.

Liquidity — Management believes that, with the completion of its equity capital raise on April 16, 2014 and the conversion of the Senior Secured Convertible Notes due on June 30, 2014, as described above, the previously reported going concern uncertainty has been mitigated.

Principles of Consolidation

Principles of Consolidation — The consolidated financial statements include the accounts of Northern Power Systems Corp. (formerly known as Wind Power Holdings, Inc.) and its wholly owned subsidiaries after elimination of all intercompany transactions and balances.

Use of Estimates

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Periodically, the Company evaluates its estimates, including those related to the accounts receivable, valuation allowance for inventories, useful lives of property and equipment and intangible assets, accruals for product warranty, estimates of fair value for stock-based compensation and the recording of warrant liabilities, income taxes and contingencies, among others. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable at the time they are made, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Cash and Cash Equivalents

Cash and Cash Equivalents — The Company considers all highly liquid investments that are readily convertible to cash with original maturity dates of three months or less as of the purchase date to be cash equivalents. There are no cash equivalents as of December 31, 2013 and 2012.

Accounts Receivable

Accounts Receivable — Accounts receivable are stated at their estimated net realizable value. Accounts receivable are charged to the allowance for doubtful accounts when deemed uncollectible. The Company evaluates the collectability of accounts receivable based on the following factors:

•	Age of past due receivables and specific customer circumstances;

•	Probability of recoverability based on historical collection and write-off experience; and,

•	Current economic trends

If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payment, additional allowances may be required.

Revenue Recognition

Revenue Recognition — The Company generates revenue from three principal sources: product sales, licensing of Intellectual Property (“IP”), and services. Revenues from product sales are recognized when delivery has occurred under completely executed sales agreements with selling prices fixed or determinable, and for which collectability is reasonably assured. Revenues from service, design activities, and repair time are recognized as work is performed and collectability is reasonably assured. During 2013 and 2012, service revenues were related primarily to commissioning activities as well as revenue generated from extended warranties and maintenance and service contracts.

Virtually all of the Company’s turbine sales contracts include multiple elements that are delivered at different points of time. A deliverable in an arrangement qualifies as a separate unit of accounting if the delivered item has value to the customer on a stand-alone basis. The Company’s contracts are composed of two or three units of accounting: the turbine product, commissioning services, and sometimes installation and/or extended warranty services.

For these arrangements, the revenue is allocated to each of the deliverables based upon their relative selling prices as determined by a selling-price hierarchy. The Company has determined that vendor-specific objective evidence (“VSOE”) and third-party evidence (“TPE”) are not available for its elements and therefore management’s best estimate of selling price (“BESP”) is currently used. VSOE is the price at which the Company independently sells each unit of accounting to its customers. TPE is the price of any competitor’s largely interchangeable products or services in stand-alone sales to similarly situated customers. BESP is the price at which the Company would sell the deliverable if it were sold regularly on a stand-alone basis, considering market conditions and entity-specific factors. The Company will re-evaluate the existence of VSOE and TPE in each reporting period and utilize the highest-level available pricing method in the hierarchy at any time.

Revenue recognition for product sales is deferred until all revenue recognition criteria been met. The Company seeks to make the timing for which the criteria are met consistent across sales agreements; however, the timing may differ as a result of contract negotiations. Customers may also elect to purchase extended warranty agreements that are deferred and recognized over the covering years, generally years three through five of the turbine’s life. As of December 31, 2013 and 2012, total short and long-term deferred revenue was $5,384 and $2,452, respectively. Costs deferred as of December 31, 2013 and 2012, were $1,443 and $1,285, respectively. Amounts received from customers in advance of shipment of $10,917 and $4,227 as of December 31, 2013 and 2012, respectively, are recorded as customer deposits. Accounts receivable for product sales are recognized upon the transfer of title under the related sales contract terms.

The Company follows Accounting Standards Codification (“ASC”) 605-25, Revenue Recognition Multiple Element Arrangements, for recognizing revenue on the value of prototype and pilot products when title is transferred. Payments received prior to title transfer are recorded as customer deposits or deferred revenue until recognition is achieved. The Company follows ACS 330 for classifying costs related to producing the products as inventory until the sale is recognized at which point they are expensed as cost of goods sold.

Revenue related to the licensing of IP is recognized per ASC 605-25-3, Revenue Recognition, Multiple Element Arrangements, Units of Accounting which refers to SAB 100 Subtopic 13.A.3(d) License Fee Revenue, which states that delivery for revenue recognition purposes does not occur until the license term begins. Therefore, the Company does not recognize revenue from the licensed IP until the customer has the right to use the IP per the terms of the contract, physical delivery of the IP has occurred and all other revenue recognition criteria have been met. There may be instances in which the IP has been delivered but other services such as training, installation support and/or supply chain certification are necessary for the customer to fully benefit from the IP. In those cases, revenue recognition may be deferred until such services are delivered. For contracts to perform development services the Company records revenues using either the percentage-of-completion method, or the milestone method, in which case revenue is recognized by the achievement of design milestones agreed to in the contract depending upon specific facts and circumstances.

Inventories

Inventories — Inventories include material, direct labor and related manufacturing overhead, and are accounted for at the lower of cost, determined by the weighted average method, or market value. Excess inventory is carried at its estimated net realizable value. Excess inventory is estimated using assumptions regarding forecasted customer demand, market conditions, the age of the inventory items, and likely technological obsolescence. If any of the current estimates are significantly inaccurate, losses may result, which could be material.

Property, Plant and Equipment

Property, Plant and Equipment — Property, plant, and equipment are accounted for at cost or, upon acquisition, at fair value. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. When assets are retired or otherwise disposed of, the related costs and accumulated depreciation are removed from their respective accounts and any resulting gain or loss is included in operations. Expenditures for repairs and maintenance not considered to substantially lengthen useful lives are charged to expense as incurred.

Estimated useful lives of the assets are as follows:

Asset Classification	Estimated Useful Life
Machinery and equipment	5 to 10 years
Patterns and tooling	5 to 7 years
Field service spare parts	3 to 10 years
Office furniture and equipment	3 to 7 years
IT equipment and software	3 to 5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets — Intangible assets consist of (1) goodwill, which is not subject to amortization; and (2) amortizing intangibles, consisting of developed technology, core technology, trade name and intellectual property which are being amortized over the estimated life of each item. Goodwill and intangible assets are allocated to the Company’s reporting units when testing for impairment.

Goodwill represents the excess of the fair value of the consideration exchanged in a business combination over the fair value of the net assets acquired, and is tested for impairment at least annually. The Company’s $722 of goodwill reported on the December 31, 2013 and 2012 balance sheets is a result of the purchase of the assets and the assumption of certain specified liabilities as part of the acquisition on August 15, 2008. The Company completed its annual goodwill impairment testing effective September 30, 2013. The Company performed a qualitative analysis on the goodwill balance as of September 30, 2013. Based on this evaluation, the Company determined that there have been no events or changes in circumstances that would indicate that it was more likely than not that goodwill was impaired. The Company performed step-one of the annual impairment test required on the goodwill balance as of September 30, 2012 and concluded that there was no goodwill impairment for 2012.

Recoverability of amortizing intangibles assets is assessed when events have occurred that may give rise to impairment. When a potential impairment risk has been identified, forecasted undiscounted net cash flows of the asset group to which the asset relates are compared to the current carrying value of the long-lived assets present in that group. If such cash flows are less than such carrying amounts, and the fair value of the asset group is determined to be less than the carrying value, long-lived assets including such intangibles, are written down to their respective fair values.

The Company reviews its long-lived assets for impairment when changes in business circumstances warrant a review. In accordance with applicable guidance, the Company reviews the carrying value of asset groups that represent the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets and liabilities. The Company believes that there were no events for the year ended December 31, 2013, which would necessitate an impairment review of long-lived assets. The Company concluded that there was no impairment of long-lived assets as of December 31, 2013. The Company determined that effective December 31, 2012, that circumstances warranted an impairment analysis of long-lived assets. It was determined that the fair value of certain long-lived assets was less than the carrying value in 2012. As such the Company recorded an impairment charge in 2012 as detailed in Note 6.

Warranty Costs

Warranty Costs — The Company’s warranty contract with customers of the NPS 100 or 60 products is sometimes limited to repair or replacement of parts and typically expires two years from the date of shipment or commissioning. In such cases, the Company has typically provided non-warranty obligated services at no charge during the initial two-year period. The obligation to provide warranty services is deemed a contingency because it meets the probable and estimate criteria of ASC 460-10-25-2 and as such required accrual at the inception of the warranty period per ASC 460-10-25-5. The Company estimates the accrual on a per turbine basis based on historical warranty experience of the installed turbine base as a group consistent with ASC 460-10-25-6 and 7. The history is evaluated annually and the per turbine accrual is adjusted as appropriate to reflect changes in actual warranty experience.

Estimated warranty obligations are recorded in the earlier period of: (i) the period in which the related revenue is recognized or, (ii) the period in which the obligation is established. Warranty liabilities are based on estimated future repair costs incurred during the warranty period using historical labor, travel, shipping, and material costs, as well as estimated costs for performance warranty failures, when applicable, based upon historical performance experience. The accounting for warranties requires management to make assumptions and apply judgments when estimating product failure rates and expected costs. Adjustments are made to warranty accruals based on claim data and experience. Such adjustments have typically resulted in reductions to the Company’s estimated warranty obligation as the products have matured and improved in quality. These adjustments have been disclosed as reversals in the Company’s roll-forward of such obligations. Further, if actual results are not consistent with the assumptions and judgments used to estimate warranty obligations, because either failure rates or repair costs differ from management’s assumptions, the resulting change in estimate could be material.

Customers may elect to purchase extended warranty coverage for repair or replacement of parts for a period covering year’s three through five of the product life. These extended warranties are considered services and are accounted for under the guidance of ASC 605-20-25. Revenues are deferred and recognized ratably over the service term consistent with ASC 605-20-25-3. Costs associated with these extended warranty contracts are expensed to cost of sales as incurred.

The Company’s warranty contract with customers of the NPS 2.3 MW product includes all costs associated with repairing or replacing parts within the turbine, as well as certain performance warranties that require cash payment to the customer if the performance level is not achieved. These performance warranties expired in 2013. The product warranty accrual for the prototype units were determined based on projected costs, the remaining term of the warranty, and the historic warranty services performed on the units. The Company accrued a reserve for the risk of the performance based on warranties in 2011. Both turbines exceeded the performance requirements throughout 2012 and no payments were made under this warranty. The Company no longer has a reserve recorded for nonperformance related to this contractual obligation because it expired in 2013.

Research and Development

Research and Development — Research and development costs are expensed as incurred. Research and development expenses consist primarily of salaries, benefits and related overhead, as well as consulting costs related to design and development of new products.

Income Taxes

Income Taxes — The Company uses the liability method of accounting for income taxes. Under this method, income taxes are provided for amounts currently payable and for deferred tax assets and liabilities, which are determined based on the differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. Deferred income taxes are measured using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is established for any deferred tax asset for which realization is not more likely than not.

The Company accounts for uncertain tax positions by determining a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. The Company does not believe material uncertain tax positions have arisen to date, and as a result, no reserves for these matters have been recorded and no interest or penalties have been recognized. Assessment of uncertain tax positions requires significant judgments relating to the amounts, timing, and likelihood of ultimate resolution. The Company’s actual results could differ materially from these estimates.

Warrants Classified as Liabilities

Warrants Classified as Liabilities — The Company’s Warrants, when outstanding, represented a free-standing financial instrument that did not qualify for equity classification pursuant to ASC 815-40 and were therefore presented as a liability which was revalued periodically, and as of the reporting dates of these financial statements. The Company accounted for these liability classified warrants by recording them initially at fair market value estimated using the Black-Scholes option pricing model. The Company revalued the warrants periodically and any resulting change in the fair value of the warrants was recorded within the statements of operations and comprehensive loss, presented as a separately disclosed item. Warrants were also revalued immediately prior to any exercises of warrants, and as of each reporting date. There were no outstanding warrants as of December 31, 2013.

Restructuring Costs

Restructuring Costs — The Company follows the guidance of ASC 420, Exit or Disposal Cost Obligations, which addresses the treatment of costs incurred for terminating employees, canceling contracts, consolidating facilities, as well as ASC 360-10-35-15, Impairment or Disposal of Long-lived Assets, to account for any disposal of fixed assets. The Company provides for costs of a restructuring when the restructuring plan is finalized and a liability has been incurred. Note 5 details the Company’s 2012 restructuring.

Stock-Based Compensation

Stock-Based Compensation — Prior to September 29, 2011, the Company had only equity classification option awards. On September 29, 2011, the Company completed a stock option exchange program which resulted in the majority of the Company’s options at that time being classified as liability-based awards. For equity awards, stock-based compensation expense is recognized based on the fair value of the awards on the grant date and amortized on a straight-line basis over their vesting terms. For modified liability awards, the Company revalues the awards at each reporting period until settlement of the award. Stock-based compensation expense is recognized as the greater of the fair value of the awards on the grant date or reporting date, amortized on the straight-line basis over their vesting terms. For awards initially issued as liability-based awards, the Company revalues the awards at each reporting period until settlement of the awards, with stock-based compensation expense recognized based upon the fair value of the awards as of the reporting date, amortized on the straight-line basis over their vesting terms. Awards that have vested but are not settled are revalued at each reporting date and any excess of the current fair value over the grant-date fair value is recognized as stock compensation expense in such period. The Company presents the liability for applicable option awards based upon reporting-date fair market value for such awards.

Stock-based compensation expense is recorded net of anticipated forfeiture rates for unvested equity, and liability awards. The Company considers many factors when estimating the stock-based compensation forfeiture rate including employee class, economic environment, historical data, and anticipated future employee turnover. The Company reviews its forfeiture rate when changes in business circumstances warrant a review, and performs a full analysis annually as of December 31.

The Company accounts for stock-based compensation issued to nonemployees at the fair value of equity instruments given as consideration for services rendered as a noncash expense to operations. The equity instruments are revalued on each subsequent reporting date, until the measurement date is determined.

Concentration of Credit Risk

Concentration of Credit Risk — The Company’s customers operate primarily in the distributed energy market and include wind developers and end users that cover multiple industries and geographic locations. The Company’s products and services are sold under contracts with varying terms including contracts denominated in foreign currencies. As of December 31, 2013, 45% of the Company’s revenues were denominated in foreign currencies, mostly in Euro. The value of revenues denominated in a currency other than the U.S. dollar was limited in the year ended December 31, 2012. If the Company continues to increase the percentage of contracts denominated in foreign currencies, gains or losses due to fluctuations in currency exchange rates could become increasingly material.

Financial instruments which are potentially subject the Company to concentrations of credit risk are cash, time deposits when held, and accounts receivable. At times, cash balances in financial institutions may exceed federally insured deposit limits, however, management periodically evaluates the creditworthiness of those institutions, and the Company has not experienced any losses on such deposits.

One customer accounted for 14% of total revenue and a second customer representing 11% for year ended December 31, 2013. No other customers account for more than 10% of revenue. During the year ended December 31, 2012, the Company had one customer representing 44% of revenue. This customer fully paid for a license from the Company of certain technology. In addition, the Company had one customer representing 13% of its 2012 revenue.

As of December 31, 2013, the Company had one customer representing 54% of accounts receivable and a second customer representing 17% of accounts receivable. No other customer accounted for more than 10% of accounts receivable. As of December 31, 2012, the Company had one customer representing 23% of accounts receivable, a second customer representing 20% of accounts receivable, and three other customers representing more than 10% of accounts receivable each.

Shipping and Handling		Shipping and Handling — Shipping and handling costs for wind turbine products are included in cost of product revenues.
Net Loss per Share

Net Loss per Share — The Company determines basic loss per share by dividing net loss attributable to common shareholders by the weighted average common shares outstanding during the period.

Diluted loss per share is determined by dividing loss attributable to common shareholders by diluted weighted average shares outstanding during the period. Diluted weighted average shares reflect the dilutive effect, if any, of potential common shares. To the extent their effect is dilutive, employee equity awards and warrants, based on the treasury stock method, are included in the calculation of diluted earnings per share. For the years ended December 31, 2013 and 2012, all potential common shares were anti-dilutive due to the net loss and were excluded from the diluted net loss per share calculations.

The calculations of basic and diluted net loss per share are as follows:

	2013	2012
Basic earnings per share calculation
Numerator
Net loss	$(14,128)	$(6,214)
Series A preferred stock dividends	(1,810)	(2,823)
Series B preferred stock dividends	(1,556)	(2,822)
Series C preferred stock dividends	(321)	(529)

Net loss attributable to common shareholders	$(17,815)	$(12,388)

Denominator
Weighted average common shares outstanding — Basic and diluted	3,872,895	15,072
Net loss per share — Basic and diluted	$(4.60)	$(821.92)

The following potentially dilutive securities were excluded from the calculation of dilutive weighted average shares outstanding because they were considered anti-dilutive. Preferred shares converted to common stock in the ratio of 1 share of common stock for every 11.609 shares of preferred stock (in thousands):

	2013	2012
Convertible preferred stock — Series A	—	624
Convertible preferred stock — Series B	—	520
Convertible preferred stock — Series C	—	93
Series C warrants	—	351
Common stock options outstanding	1,668	7

Total potentially dilutive securities	1,668	1,595

Recent Accounting Pronouncements

Recent Accounting Pronouncements — The Company has reviewed all recent accounting pronouncements and does not expect the adoption of these standards to have a material impact on the consolidated financial statements. In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-02 “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” ASU No. 2013-02 requires an entity to disaggregate the total change of each component of other comprehensive income either on the face of the income statement or as a separate disclosure in the notes. The new guidance became effective for reporting periods beginning after December 15, 2012 and is applied prospectively. The Company adopted this guidance as of December 31, 2013, and the adoption did not have any impact on its financial position, results of operations or cash flows.

In July 2013, the FASB issued a new accounting standard update on the financial statement presentation of unrecognized tax benefits. The new guidance provides that a liability related to an unrecognized tax benefit would be presented as a reduction of a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. The new guidance becomes effective for the Company on January 1, 2014 and it will be applied prospectively to unrecognized tax benefits that exist at the effective date with retrospective application permitted. The Company believes the adoption of this new guidance will not have a material impact on it is consolidated financial statements.

Basis of Presentation

Basis of Presentation — The accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements and, therefore, should be read in conjunction with the Company’s 2013 consolidated financial statements and related notes included in the Registration Statement on Form 10 (File No. 001-36317) filed by WPHI. The condensed consolidated balance sheet as of December 31, 2013 and the condensed consolidated statement of changes in shareholders’ equity (deficiency) for the year ended December 31, 2013 were derived from the Company’s annual audited financial statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the timing and amount of assets, liabilities, equity, revenue and expenses reported and disclosed. Actual amounts could differ from these estimates. All adjustments, consisting of normal recurring adjustments, which are, in the opinion of management, necessary for a fair presentation of the results for the interim periods have been recorded. Actual amounts could differ from these estimates. Due to differing business conditions and seasonality, operating results for the nine months ended September 30, 2014 are not necessarily indicative of the results that may be expected in subsequent quarters or for the full year ending December 31, 2014.